Filed Pursuant to Rule 485(b)

Registration No. 33-18030

811-5371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 34		X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
Amendment No. 38		X

RUSSELL INVESTMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

909 A Street, Tacoma, Washington	98402
(Address of Principal Executive Office)	(ZIP Code)

Registrant's Telephone Number, including area code: 253/627-7001

Gregory J. Lyons, Associate General Counsel Russell Investment Company 909 A Street Tacoma, Washington 98402 253-596-2406	John V. O'Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

( )	immediately upon filing pursuant to paragraph (b)
(X)	on May 1, 2009 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________________, pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
(X)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 33 to Registration Nos. 33-18030 and 811-5371 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 34 to Registration Nos. 33-18030 and 811-5371. This Post-Effective Amendment No. 34 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 33. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before May 1, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 6th day of April, 2009.

RUSSELL INVESTMENT FUNDS
Registrant

By: *
Greg J. Stark, President
/s/ Mary Beth Rhoden
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 6, 2009.

Signatures	Signatures

*	*
Greg J. Stark, Trustee, President and Chief Executive Officer	Mark E. Swanson, Treasurer, in his capacity as Chief Accounting Officer

*	*
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

*	*
Daniel P. Connealy, Trustee	Jonathan Fine, Trustee

*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

*
Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
*By Mary Beth Rhoden
Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 33 to Registration Statement Nos. 33-18030 and 811-5371.